CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
HOST HOTELS & RESORTS, INC.
NET LOSS	$ (16)	$ (132)	$ (258)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
Unrealized loss on common stock			(4)
Foreign currency translation and other comprehensive income (loss) of unconsolidated affiliates	(27)	8	15
Change in fair value of derivative instruments	1.0	5.0	(4.0)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX	(26)	13	7
COMPREHENSIVE LOSS	(42)	(119)	(251)
Less: Comprehensive loss attributable to non-controlling interests	1	2	6
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE REPORTING ENTITY	(41)	(117)	(245)
HOST HOTELS & RESORTS L.P.
NET LOSS	(16)	(132)	(258)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
Unrealized loss on common stock			(4)
Foreign currency translation and other comprehensive income (loss) of unconsolidated affiliates	(27)	8	15
Change in fair value of derivative instruments	1.0	5.0	(4.0)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX	(26)	13	7
COMPREHENSIVE LOSS	(42)	(119)	(251)
Less: Comprehensive loss attributable to non-controlling interests	1		1
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE REPORTING ENTITY	$ (41)	$ (119)	$ (250)